Consolidated Statements of Income (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenue
Investment banking fees	$ 6,190		$ 7,087		$ 5,526
Principal transactions	10,894		9,796		(10,699)
Lending-and deposit-related fees	6,340		7,045		5,088
Asset management, administration and commissions	13,499		12,540		13,943
Securities gains	2,965	[1]	1,110	[1]	1,560	[1]
Mortgage fees and related income	3,870		3,678		3,467
Credit card income	5,891		7,110		7,419
Other income	2,044		916		2,169
Noninterest revenue	51,693		49,282		28,473
Interest income	63,782		66,350		73,018
Interest expense	12,781		15,198		34,239
Net interest income	51,001		51,152		38,779
Total net revenue	102,694		100,434		67,252
Provision for credit losses	16,639		32,015		20,979
Noninterest expense
Compensation expense	28,124		26,928		22,746
Occupancy expense	3,681		3,666		3,038
Technology, communications and equipment expense	4,684		4,624		4,315
Professional and outside services	6,767		6,232		6,053
Marketing	2,446		1,777		1,913
Other expense	14,558		7,594		3,740
Amortization of intangibles	936		1,050		1,263
Merger costs	0		481		432
Total noninterest expense	61,196		52,352		43,500
Income before income tax expense/(benefit) and extraordinary gain	24,859		16,067		2,773
Income tax expense/(benefit)	7,489		4,415		(926)
Income before extraordinary gain	17,370		11,652		3,699
Extraordinary gain	0		76		1,906
Net income	17,370		11,728		5,605
Net income applicable to common stockholders	$ 15,764		$ 8,774		$ 4,742
Per common share data - Basic earings per share
Income before extraordinary gain	$ 3.98		$ 2.25		$ 0.81
Net income	$ 3.98		$ 2.27		$ 1.35
Per common share data - Diluted earings per share
Income before extraordinary gain	$ 3.96		$ 2.24		$ 0.81
Net income	$ 3.96		$ 2.26		$ 1.35
Weighted-average basic shares	3,956.3		3,862.8		3,501.1
Weighted-average diluted shares	3,976.9		3,879.7		3,521.8
Cash dividends declared per common share	$ 0.20		$ 0.20		$ 1.52

[1]	The following other-than-temporary impairment losses are included in securities gains for the periods presented.